Repurchase agreements and securities lending transactions accounted for as secured borrowings (Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions by Class of Underlying Collateral) (Parenthetical) (Detail)
¥ in Billions
Mar. 31, 2016 JPY (¥)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Amounts exceeded the gross amounts recognized in offsetting of financial assets and financial liabilities	¥ 633